Secured Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Debt	There was no debt as of December 31, 2023. Debt as of June 30, 2024 is as follows:

June 30, 2024
Secured Convertible Notes	$36,430
Less: Current portion	—
Total non-current debt	$36,430